ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES
ORDINARY SHARES

11.          ORDINARY SHARES

In December 2013, the board of directors approved the Company to repurchase up to $20,000 of its own outstanding ADSs within one year from December 2013. On December 16, 2014, the Company extended its existing share repurchase program for an additional 12-month through December 15, 2015. On June 8, 2016, the Company announced that the implementation of a share repurchase program of up to $10 million worth of its outstanding ADS representing its ordinary shares from June 15, 2016 through June 14, 2017. Pursuant to the share repurchase plan, the Company repurchased 3,966,951 ADSs, 5,410,411  ADSs and 6,762,905 ADSs during the year ended December 31, 2016, 2017 and 2018, representing 7,933,902 ordinary shares, 10,820,822 ordinary shares and 13,525,810 ordinary shares with a total consideration of approximately $20,806,  $23,907 and $27,261. The shares repurchased by the Company had not been retired or canceled and were accounted for at cost as treasury stock.

In March 2016, the Company issued and sold 21,250,000 ADSs (representing 42,500,000 ordinary shares) though a private placement offering. The proceeds, net of issuance cost of $1,077, were $75,423.

In connection with the issuance of ordinary shares, the Group also granted a warrant to the investor to purchase up to 7,455,000 ordinary shares (equivalent to 3,727,500 ADS) at exercise price of $2.75 per ordinary share. The warrant is exercisable starting from September 30, 2016 and was terminated on March 30, 2018 without being exercised. The Group accounts for the warrant under the authoritative guidance in accounting for derivative financial statements indexed to and potentially settled in, a company’s own stock and has determined the warrant should be classified as equity in its consolidated financial statements at fair value at the date of grant. No subsequent charges in fair value were recognized. The Group used the Black-Scholes pricing model to value the warrant and determined the fair value of the warrant at the date of the grant is immaterial.